Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Non-Current Liabilities
Other Non - Current Liabilities

17. Other Non - Current Liabilities

	As of December 31,
	2022	2023
Accrued warranty, non-current	1,452,480	3,014,413
Deferred government grants, non-current	431,735	431,954
Payables for property, plant and equipment, non-current	214,092	217,111
Other payables	44,155	47,936
Total	2,142,462	3,711,414